Lease (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of minimum lease payments under the remaining operating leases

December 31, 2022
2023	$40,970
2024	8,699
Thereafter	—
Total undiscounted lease payments	49,669
Less imputed interest	(1,206)
Total lease liabilities	$48,463